Quarterly Holdings Report
for
Fidelity® SAI Japan Stock Index Fund
January 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
JSI-NPRT1-0425
1.9903808.103
Common Stocks - 99.8%
	Shares	Value ($)
JAPAN - 99.8%
Communication Services - 7.5%
Diversified Telecommunication Services - 0.8%
Nippon Telegraph & Telephone Corp	5,354,800	5,271,537
Entertainment - 2.5%
Capcom Co Ltd	62,000	1,415,596
Konami Group Corp	18,000	1,656,956
Nexon Co Ltd	60,300	783,354
Nintendo Co Ltd	186,200	12,215,595
Toho Co Ltd/Tokyo	20,100	905,846
		16,977,347
Interactive Media & Services - 0.2%
LY Corp	511,700	1,494,639
Media - 0.1%
Dentsu Group Inc	35,700	827,060
Wireless Telecommunication Services - 3.9%
KDDI Corp	274,900	9,158,570
SoftBank Corp	5,126,600	6,594,155
SoftBank Group Corp	171,300	10,471,855
		26,224,580
TOTAL COMMUNICATION SERVICES		50,795,163

Consumer Discretionary - 18.5%
Automobile Components - 1.7%
Aisin Corp	94,100	1,064,422
Bridgestone Corp	102,400	3,673,183
Denso Corp	339,000	4,691,253
Sumitomo Electric Industries Ltd	128,200	2,395,050
		11,823,908
Automobiles - 7.7%
Honda Motor Co Ltd	804,700	7,616,609
Isuzu Motors Ltd	100,800	1,355,194
Nissan Motor Co Ltd	398,800	1,091,287
Subaru Corp	105,000	1,829,038
Suzuki Motor Corp	281,900	3,373,272
Toyota Motor Corp	1,840,200	34,907,712
Yamaha Motor Co Ltd	165,300	1,382,837
		51,555,949
Broadline Retail - 0.5%
Pan Pacific International Holdings Corp	68,200	1,898,780
Rakuten Group Inc (b)	269,400	1,691,605
		3,590,385
Hotels, Restaurants & Leisure - 0.9%
McDonald's Holdings Co Japan Ltd	15,600	588,239
Oriental Land Co Ltd/Japan	195,600	4,395,932
Zensho Holdings Co Ltd	17,300	954,404
		5,938,575
Household Durables - 4.6%
Panasonic Holdings Corp	418,000	4,265,156
Sekisui House Ltd	107,100	2,461,476
Sony Group Corp	1,119,000	24,695,595
		31,422,227
Leisure Products - 0.7%
Bandai Namco Holdings Inc	106,600	2,644,110
Shimano Inc	13,600	1,908,430
		4,552,540
Specialty Retail - 2.0%
Fast Retailing Co Ltd	34,200	11,264,020
Nitori Holdings Co Ltd	14,300	1,674,596
ZOZO Inc	24,200	793,819
		13,732,435
Textiles, Apparel & Luxury Goods - 0.4%
Asics Corp	122,640	2,733,663
TOTAL CONSUMER DISCRETIONARY		125,349,682

Consumer Staples - 5.1%
Beverages - 0.8%
Asahi Group Holdings Ltd	259,200	2,807,482
Kirin Holdings Co Ltd	139,000	1,758,890
Suntory Beverage & Food Ltd	24,900	773,452
		5,339,824
Consumer Staples Distribution & Retail - 1.6%
Aeon Co Ltd	117,300	2,841,854
Kobe Bussan Co Ltd	27,000	613,562
MatsukiyoCocokara & Co	59,600	882,148
Seven & i Holdings Co Ltd	396,800	6,334,422
		10,671,986
Food Products - 1.0%
Ajinomoto Co Inc	83,300	3,339,279
Kikkoman Corp	121,400	1,270,602
MEIJI Holdings Co Ltd	42,000	839,794
Nissin Foods Holdings Co Ltd	36,000	804,958
Yakult Honsha Co Ltd	45,900	838,303
		7,092,936
Household Products - 0.2%
Unicharm Corp	200,100	1,562,744
Personal Care Products - 0.7%
Kao Corp	83,500	3,310,973
Shiseido Co Ltd	71,600	1,202,408
		4,513,381
Tobacco - 0.8%
Japan Tobacco Inc	215,100	5,479,851
TOTAL CONSUMER STAPLES		34,660,722

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
ENEOS Holdings Inc	489,700	2,461,878
Idemitsu Kosan Co Ltd	162,000	1,081,215
Inpex Corp	158,200	1,887,967
		5,431,060
Financials - 16.1%
Banks - 9.5%
Chiba Bank Ltd/The	102,300	871,254
Concordia Financial Group Ltd	187,900	1,091,028
Japan Post Bank Co Ltd	259,600	2,685,279
Mitsubishi UFJ Financial Group Inc	1,990,100	25,167,594
Mizuho Financial Group Inc	432,300	11,903,736
Resona Holdings Inc	375,000	2,783,417
Shizuoka Financial Group Inc	78,000	695,949
Sumitomo Mitsui Financial Group Inc	668,200	16,466,524
Sumitomo Mitsui Trust Group Inc	116,500	2,929,429
		64,594,210
Capital Markets - 1.3%
Daiwa Securities Group Inc	238,800	1,728,711
Japan Exchange Group Inc	178,100	1,881,840
Nomura Holdings Inc	539,000	3,504,248
SBI Holdings Inc	48,700	1,403,866
		8,518,665
Financial Services - 0.8%
Mitsubishi HC Capital Inc	157,500	1,047,387
ORIX Corp	206,900	4,370,313
		5,417,700
Insurance - 4.5%
Dai-ichi Life Holdings Inc	162,200	4,428,901
Japan Post Holdings Co Ltd	345,000	3,603,183
Japan Post Insurance Co Ltd	34,400	670,375
Ms&Ad Insurance Group Holdings Inc	230,600	4,781,240
Sompo Holdings Inc	159,800	4,456,194
T&D Holdings Inc	87,600	1,666,575
Tokio Marine Holdings Inc	336,800	11,108,799
		30,715,267
TOTAL FINANCIALS		109,245,842

Health Care - 7.7%
Health Care Equipment & Supplies - 2.6%
Hoya Corp	62,400	8,379,445
Olympus Corp	211,200	3,205,171
Sysmex Corp	90,100	1,722,295
Terumo Corp	240,400	4,513,247
		17,820,158
Health Care Technology - 0.1%
M3 Inc	79,100	717,914
Pharmaceuticals - 5.0%
Astellas Pharma Inc	324,400	3,144,743
Chugai Pharmaceutical Co Ltd	120,400	5,191,051
Daiichi Sankyo Co Ltd	314,100	8,757,240
Eisai Co Ltd	45,100	1,335,959
Kyowa Kirin Co Ltd	43,600	649,713
Ono Pharmaceutical Co Ltd	67,100	698,066
Otsuka Holdings Co Ltd	80,000	4,177,375
Shionogi & Co Ltd	135,800	1,996,818
Takeda Pharmaceutical Co Ltd	285,100	7,669,196
		33,620,161
TOTAL HEALTH CARE		52,158,233

Industrials - 22.9%
Air Freight & Logistics - 0.1%
SG Holdings Co Ltd	57,600	542,847
Building Products - 1.1%
Agc Inc	35,000	1,011,126
Daikin Industries Ltd	47,300	5,555,917
TOTO Ltd	25,400	620,859
		7,187,902
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co Ltd	69,500	1,027,168
Secom Co Ltd	75,300	2,533,932
TOPPAN Holdings Inc	42,800	1,201,267
		4,762,367
Construction & Engineering - 0.6%
Kajima Corp	71,000	1,262,457
Obayashi Corp	116,200	1,560,581
Taisei Corp	29,500	1,237,599
		4,060,637
Electrical Equipment - 1.6%
Fuji Electric Co Ltd	24,100	1,148,244
Fujikura Ltd	45,000	1,811,173
Mitsubishi Electric Corp	340,900	5,587,680
NIDEC CORP	149,700	2,585,550
		11,132,647
Ground Transportation - 1.3%
Central Japan Railway Co	138,600	2,570,585
East Japan Railway Co	162,700	2,896,603
Hankyu Hanshin Holdings Inc	40,900	1,040,684
Tokyu Corp	95,000	1,084,170
West Japan Railway Co	78,600	1,445,883
		9,037,925
Industrial Conglomerates - 3.4%
Hikari Tsushin Inc	3,200	730,971
Hitachi Ltd	831,000	20,891,706
Sekisui Chemical Co Ltd	67,600	1,120,307
		22,742,984
Machinery - 4.8%
Daifuku Co Ltd	57,800	1,186,308
FANUC Corp	169,500	5,049,715
Hitachi Construction Machinery Co Ltd	19,400	464,527
Hoshizaki Corp	19,500	721,718
Komatsu Ltd	157,100	4,738,650
Kubota Corp	168,500	2,113,551
Makita Corp	42,600	1,259,788
MINEBEA MITSUMI Inc	65,000	1,043,165
Mitsubishi Heavy Industries Ltd	574,400	8,406,487
SMC Corp	10,300	3,897,379
Toyota Industries Corp	29,200	2,436,362
Yaskawa Electric Corp	40,600	1,178,751
		32,496,401
Marine Transportation - 0.8%
Kawasaki Kisen Kaisha Ltd	66,500	841,539
Mitsui OSK Lines Ltd	61,800	2,100,133
Nippon Yusen KK	78,400	2,460,470
		5,402,142
Passenger Airlines - 0.1%
ANA Holdings Inc	28,700	538,386
Japan Airlines Co Ltd	25,600	420,037
		958,423
Professional Services - 2.6%
Recruit Holdings Co Ltd	251,300	17,538,779
Trading Companies & Distributors - 5.8%
ITOCHU Corp	213,000	9,807,388
Marubeni Corp	255,500	3,798,664
Mitsubishi Corp	599,200	9,556,777
Mitsui & Co Ltd	452,400	8,953,896
MonotaRO Co Ltd	45,000	775,287
Sumitomo Corp	195,400	4,236,321
Toyota Tsusho Corp	114,100	1,927,109
		39,055,442
TOTAL INDUSTRIALS		154,918,496

Information Technology - 14.1%
Electronic Equipment, Instruments & Components - 4.4%
Keyence Corp	34,900	15,031,738
Kyocera Corp	230,500	2,392,542
Murata Manufacturing Co Ltd	303,300	4,765,087
Omron Corp	31,400	1,035,874
Shimadzu Corp	42,400	1,229,981
TDK Corp	348,400	4,211,219
Yokogawa Electric Corp	40,900	897,800
		29,564,241
IT Services - 2.8%
Fujitsu Ltd	296,900	5,741,976
NEC Corp	44,000	4,363,869
Nomura Research Institute Ltd	67,800	2,290,775
NTT Data Group Corp	113,200	2,196,828
Obic Co Ltd	58,100	1,735,173
Otsuka Corp	40,800	919,824
SCSK Corp	28,100	622,164
TIS Inc	38,100	842,440
		18,713,049
Semiconductors & Semiconductor Equipment - 4.9%
Advantest Corp	137,300	7,590,931
Disco Corp	16,500	4,775,484
Kokusai Electric Corp	27,300	421,574
Lasertec Corp	14,400	1,497,650
Renesas Electronics Corp	301,800	4,042,454
SCREEN Holdings Co Ltd	14,600	1,017,363
Tokyo Electron Ltd	80,300	13,545,325
		32,890,781
Software - 0.2%
Oracle Corp Japan	6,900	629,899
Trend Micro Inc/Japan	22,700	1,344,754
		1,974,653
Technology Hardware, Storage & Peripherals - 1.8%
Brother Industries Ltd	41,600	732,990
Canon Inc	167,300	5,391,903
FUJIFILM Holdings Corp	200,700	4,421,642
Ricoh Co Ltd	94,500	1,083,756
Seiko Epson Corp	51,700	934,285
		12,564,576
TOTAL INFORMATION TECHNOLOGY		95,707,300

Materials - 3.7%
Chemicals - 2.9%
Asahi Kasei Corp	224,500	1,524,724
Mitsubishi Chemical Group Corp	242,600	1,239,119
Mitsui Chemicals Inc	30,600	671,041
Nippon Paint Holdings Co Ltd	169,700	1,069,331
Nippon Sanso Holdings Corp	31,000	877,937
Nitto Denko Corp	126,900	2,251,104
Shin-Etsu Chemical Co Ltd	322,900	10,010,621
Toray Industries Inc	248,200	1,722,254
		19,366,131
Metals & Mining - 0.8%
JFE Holdings Inc	103,000	1,191,138
Nippon Steel Corp	162,400	3,371,258
Sumitomo Metal Mining Co Ltd	44,200	1,009,354
		5,571,750
TOTAL MATERIALS		24,937,881

Real Estate - 2.4%
Office REITs - 0.3%
Japan Real Estate Investment Corp	1,150	810,201
Nippon Building Fund Inc	1,368	1,086,052
		1,896,253
Real Estate Management & Development - 2.1%
Daito Trust Construction Co Ltd	10,500	1,125,102
Daiwa House Industry Co Ltd	106,400	3,352,001
Hulic Co Ltd	82,500	727,116
Mitsubishi Estate Co Ltd	193,900	2,817,562
Mitsui Fudosan Co Ltd	478,900	4,322,452
Sumitomo Realty & Development Co Ltd	55,400	1,914,259
		14,258,492
TOTAL REAL ESTATE		16,154,745

Utilities - 1.0%
Electric Utilities - 0.6%
Chubu Electric Power Co Inc	115,300	1,201,180
Kansai Electric Power Co Inc/The	165,700	1,828,132
Tokyo Electric Power Co Holdings Inc (b)	273,300	716,246
		3,745,558
Gas Utilities - 0.4%
Osaka Gas Co Ltd	65,100	1,279,914
Tokyo Gas Co Ltd	61,100	1,728,446
		3,008,360
TOTAL UTILITIES		6,753,918

TOTAL JAPAN		676,113,042
TOTAL COMMON STOCKS (Cost $611,494,906)		676,113,042

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (d) (Cost $319,254)	4.46	320,000	319,358

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $21,830)	4.37	21,825	21,829

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $611,835,990)	676,454,229
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,594,508
NET ASSETS - 100.0%	678,048,737

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Yen Denominated Nikkei 225 Contracts (United States)	15	Mar 2025	1,903,108	(15,424)	(15,424)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $176,645.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	208,226	892,740	1,079,136	857	-	-	21,830	21,825	0.0%
Fidelity Securities Lending Cash Central Fund	1,669,550	6,798,295	8,467,845	4,987	-	-	-	-	0.0%
Total	1,877,776	7,691,035	9,546,981	5,844	-	-	21,830	21,825

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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